ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Payables and Accruals [Abstract]
Other tax payables	$ 946	$ 0
Other	1,278,129	74,453
Total	$ 1,279,075	$ 74,453